SUPPLEMENTAL FINANCIAL INFORMATION (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	$ (95)	$ 2,970
Gains (Losses) on: Foreign Exchange
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	(529)	2
Gains (Losses) on: Disposal of Property, Plant and Equipment
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	405	(37)
Gains (Losses) on: Investment Fair Value Through Profit (Loss)
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	5,046	(1,085)
Deconsolidation of Investment in Associate
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	0	5,267
Reclamation Obligation Adjustments
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	(3,595)	(845)
Debt Obligation Adjustments
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	2	26
Legal Settlement
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	(850)	0
Gains (Losses) on: Other
DisclosureOfOtherIncomeExpenseLineItems [Line Items]
Other gains (losses)	$ (574)	$ (358)